Loss Per Share Attributable to Ordinary Shareholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares excluded from computation of diluted loss per share	877,183	961,732	790,791	732,691
Preferred Shares [Member]
Ordinary shares excluded from computation of diluted loss per share	732,273	732,273
Outstanding Share Options [Member]
Ordinary shares excluded from computation of diluted loss per share	131,892	45,500	45,500	46,750
Warrant [Member]
Ordinary shares excluded from computation of diluted loss per share	13,018	13,018	13,018	15,000
Shareholders' convertible loans [Member]
Ordinary shares excluded from computation of diluted loss per share		170,941		170,941